Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative financial instruments
Change in fair value of the derivative instruments	$ 643	$ 5,788	$ (165,061)	$ (5,134)
Nondeliverable forwards (NDF) /Nondeliverable swaps (NDS)
Derivative financial instruments
Change in fair value of the derivative instruments	1,263	(1,317)	(2,111)	(7,517)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ (620)	4,945	$ (162,950)	(2,203)
Embedded options within revenue contracts
Derivative financial instruments
Change in fair value of the derivative instruments		$ 2,160		$ 4,586